Fair value measurements (Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets
Derivative financial instruments	¥ 257,804	¥ 243,421
Liabilities
Derivative financial instruments	(197,156)	(245,457)
Fair Value, Measurements, Recurring
Assets
Cash equivalents	819,106	933,482
Time deposits	400,000	600,000
Derivative financial instruments	257,804	243,421
Total	11,104,738	11,176,236
Liabilities
Derivative financial instruments	(197,156)	(245,457)
Total	(197,156)	(245,457)
Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	6,308,734	5,885,831
Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,582,115	2,686,934
Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	220,028	91,437
Fair Value, Measurements, Recurring | Investments
Assets
Marketable securities and other securities investments	516,951	735,131
Level 1 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	44,897	41,876
Total	7,574,313	7,544,500
Level 1 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	4,778,019	4,797,499
Level 1 | Fair Value, Measurements, Recurring | Common stocks
Assets
Marketable securities and other securities investments	2,582,115	2,686,934
Level 1 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	169,282	18,191
Level 2 | Fair Value, Measurements, Recurring
Assets
Cash equivalents	774,209	891,606
Time deposits	400,000	600,000
Derivative financial instruments	257,795	243,334
Total	3,005,977	2,887,571
Liabilities
Derivative financial instruments	(194,935)	(237,848)
Total	(194,935)	(237,848)
Level 2 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	1,523,227	1,079,385
Level 2 | Fair Value, Measurements, Recurring | Other Investments
Assets
Marketable securities and other securities investments	50,746	73,246
Level 3 | Fair Value, Measurements, Recurring
Assets
Derivative financial instruments	9	87
Total	7,497	9,034
Liabilities
Derivative financial instruments	(2,221)	(7,609)
Total	(2,221)	(7,609)
Level 3 | Fair Value, Measurements, Recurring | Public and Corporate Bonds
Assets
Marketable securities and other securities investments	¥ 7,488	¥ 8,947